Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets And Goodwill [Abstract]
Summary of Changes in Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2020 and 2019 are as follows:

	Intangible Assets with Indefinite Life	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Trademark	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
	(in million pesos)
December 31, 2020
Costs:
Balances at beginning of the year	4,505	—	3,016	1,079	4,726	1,205	775	10,801	15,306	62,033	77,339
Reclassification	(4,505)	4,505	—	—	—	—	—	4,505	—	—	—
Translation and other adjustments	—	—	—	(944)	(23)	—	(4)	(971)	(971)	—	(971)
Balances at end of the year	—	4,505	3,016	135	4,703	1,205	771	14,335	14,335	62,033	76,368
Accumulated amortization and impairment:
Balances at beginning of the year	—	—	1,520	1,059	4,301	1,205	775	8,860	8,860	654	9,514
Amortization during the year (Notes 4 and 5)	—	1,877	186	8	425	—	—	2,496	2,496	—	2,496
Translation and other adjustments	—	—	—	(944)	(23)	—	(4)	(971)	(971)	—	(971)
Balances at end of the year	—	1,877	1,706	123	4,703	1,205	771	10,385	10,385	654	11,039
Net balances at end of the year	—	2,628	1,310	12	—	—	—	3,950	3,950	61,379	65,329
Estimated useful lives (in years)	—	10	16	18	—	—	—	—	—	—	—
Remaining useful lives (in years)	—	1	7	2	—	—	—	—	—	—	—
December 31, 2019
Costs:
Balances at beginning and end of the year	4,505	—	3,016	1,079	4,726	1,205	775	10,801	15,306	62,033	77,339
Accumulated amortization and impairment:
Balances at beginning of the year	—	—	1,334	1,051	3,790	1,152	775	8,102	8,102	654	8,756
Amortization during the year (Notes 4 and 5)	—	—	186	8	511	53	—	758	758	—	758
Balances at end of the year	—	—	1,520	1,059	4,301	1,205	775	8,860	8,860	654	9,514
Net balances at end of the year	4,505	—	1,496	20	425	—	—	1,941	6,446	61,379	67,825
Estimated useful lives (in years)	—	—	16	18	2 – 9	15	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	—	8	3	1	—	—	—	—	—	—

Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2020 and 2019 are as follows:

	2020			2019
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Trademark	2,628	—	2,628	4,505	—	4,505
Franchise	1,310	—	1,310	1,496	—	1,496
Licenses	12	—	12	20	—	20
Customer list	—	—	—	425	—	425
Total intangible assets	3,950	—	3,950	6,446	—	6,446
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	60,521	4,808	65,329	63,017	4,808	67,825

Summary of Future Amortization of Intangible Assets	The consolidated future amortization of intangible assets as at December 31, 2020 is as follows:
Year	(in million pesos)
2021	2,822
2022	191
2023	186
2024	186
2025 and onwards	565
3,950